                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PAR
Amount
(000)     Description                                                                           Coupon   Maturity        Value
          MUNICIPAL BONDS    162.1%
          ALABAMA    1.6%
$ 2,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist
          Hlth Sys Ser A                                                                        5.875 %  11/15/24  $      2,121,020
  3,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist
          Hlth Sys Ser A                                                                        5.000    11/15/30         2,943,330
  4,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                             5.250    01/01/23         4,233,280
      4   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co
          Proj Rfdg                                                                             6.950    01/01/20               355
  1,000   Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser A                            5.600    11/01/16         1,026,320
                                                                                                                   ----------------
                                                                                                                         10,324,305
                                                                                                                   ----------------

          ALASKA    0.2%
  1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                                      5.250    12/01/41         1,052,250
                                                                                                                   ----------------

          ARIZONA    6.1%
  5,000   Arizona Sch Fac Brd Ctf Ser B (Prerefunded @ 09/01/13) (FGIC Insd)                    5.250    09/01/18         5,496,100
  3,000   Arizona St Transn Brd Hwy Rev Ser B                                                   5.250    07/01/19         3,235,800
  2,235   Arizona Tourism & Sports Auth Tax Rev Multipurpose Stad Fac Ser A
          (MBIA Insd)                                                                           5.375    07/01/21         2,423,008
  5,250   Arizona Tourism & Sports Auth Tax Rev Multipurpose Stad Fac Ser A
          (MBIA Insd)                                                                           5.375    07/01/23         5,691,630

  5,000   Glendale, AZ Indl Dev Auth John C Lincoln Hlth Ser B Rfdg                             5.000    12/01/37         4,956,350
  2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)                        5.375    07/01/29         2,021,560
  2,575   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj
          Tucson Ser A Rfdg (FSA Insd)                                                          7.250    07/15/10         2,611,951
  2,685   South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj
          (MBIA Insd)                                                                           5.625    09/01/35         2,941,767
  1,300   Tempe, AZ Excise Tax Rev Rfdg                                                         5.250    07/01/18         1,414,231
  9,000   University Med Ctr Corp AZ Hosp Rev                                                   5.000    07/01/35         9,009,630
                                                                                                                   ----------------
                                                                                                                         39,802,027
                                                                                                                   ----------------

          ARKANSAS    0.5%
  1,930   Arkansas St Cap Apprec College Svg                                                      *      06/01/16         1,256,488
  2,000   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey Plaza Proj (FSA Insd)                5.000    06/01/34         2,068,020
                                                                                                                   ----------------
                                                                                                                          3,324,508
                                                                                                                   ----------------

          CALIFORNIA    24.4%
  6,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj Ser C
          (FSA Insd)                                                                              *      09/01/19         3,327,300

  7,195   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj Ser C
          (FSA Insd)                                                                              *      09/01/21         3,596,277
  1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C (FSA Insd)                     6.000    09/01/16         1,511,406
  2,095   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A (XLCA Insd)                   5.250    09/01/35         2,211,105
  2,050   California Cnty, CA Tob Securitization Agy Tob Merced Cnty Ser A Rfdg                 5.125    06/01/38         1,999,283
  1,000   California Cnty, CA Tob Securitization Agy Tob Merced Cnty Ser A Rfdg                 5.250    06/01/45           982,770
  2,000   California Cnty, CA Tob Securitization Agy Tob Asset Bkd Sonoma Cnty
          Corp Rfdg                                                                             5.125    06/01/38         1,950,520
  6,750   California Ed Fac Auth Rev Pepperdine Univ Ser A Rfdg (FGIC Insd)                     5.000    09/01/33         6,969,307
  5,500   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                            5.000    11/15/34         5,571,445
  3,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc
          Proj Ser C (AMT)                                                                      5.125    11/01/23         3,065,730
  1,000   California St (AMBAC Insd)                                                            5.125    10/01/27         1,032,840
 10,000   California St (Prerefunded @ 03/01/10) (MBIA Insd)                                    5.500    03/01/17        10,903,200
  2,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)                         6.000    05/01/15         2,290,240
  2,345   California St Dept Wtr Res Pwr Supply Rev Ser A (Prerefunded @ 05/01/12)
          (XLCA Insd)                                                                           5.375    05/01/17         2,603,771
  3,000   California St Dept Wtr Res Ser A (Prerefunded @ 05/01/12)                             5.875    05/01/16         3,414,480
  5,000   California St Pub Wks Brd Dept Gen Svc Cap East End Ser A (AMBAC Insd)                5.125    12/01/21         5,279,600
  6,000   California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons
          Ser A Rfdg (AMBAC Insd)                                                               5.250    12/01/13         6,627,120
  4,000   California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons
          Ser A Rfdg (AMBAC Insd) (a)                                                           5.000    12/01/19         4,308,960
  5,000   California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga Ser A                5.000    06/01/24         5,191,200
  4,600   California St Pub Wks Brd Lease Rev Var Univ CA Proj Ser A Rfdg (a)                   5.500    06/01/10         4,929,590
  5,905   California St Pub Wks Brd Lease Rev Var Univ CA Proj Ser A Rfdg                       5.500    06/01/14         6,508,668
  5,000   California St Rfdg                                                                    5.000    02/01/19         5,216,950
  6,500   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A               5.250    07/01/30         6,672,185
  1,000   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A               5.250    07/01/35         1,025,500
  4,000   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth Ser A                 5.000    03/01/30         4,050,840
  2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA Insd)                5.000    09/01/33         2,067,020
  5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA Insd)                *      01/15/18         2,771,000
 30,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Ser A Rfdg                                 *      01/15/22        12,291,600
  3,350   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd) (b)                            5.250    11/01/19         3,618,368
  3,950   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                                      5.125    07/01/40         4,071,699
  5,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                         5.250    07/01/20         5,441,700

  5,500   Port Oakland, CA Ser L (AMT) (FGIC Insd)                                              5.000    11/01/32         5,587,120
  9,000   Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside
          Cnty Hosp Proj (MBIA Insd)                                                              *      06/01/21         4,421,160
 13,880   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec
          Ser A Rfdg (MBIA Insd)                                                                  *      01/15/28         4,988,056
  1,000   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No. 2 & 3 Fin
          Proj Ser C (AMBAC Insd)                                                               5.000    08/01/38         1,033,160
  4,200   Tobacco Securitization Auth Northn CA Tob Settlement Rev Asset Bkd Ser A1             5.375    06/01/38         4,227,258
  1,800   Tobacco Securitization Auth Northn CA Tob Settlement Rev Asset Bkd Ser A1             5.500    06/01/45         1,808,334
  2,720   Washington, CA Uni Sch Dist Yolo Cnty Election 2004 Ser A (FGIC Insd) (b)             5.250    08/01/19         2,967,683
  3,070   Washington, CA Uni Sch Dist Yolo Cnty Ser A (FGIC Insd) (b)                           5.250    08/01/20         3,342,462
                                                                                                                   ----------------
                                                                                                                        159,876,907
                                                                                                                   ----------------

          COLORADO    4.4%
  4,340   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser A (FSA Insd)                               5.250    12/01/18         4,733,508
  1,945   Colorado Ed & Cultural Charter Sch Pinnacle Impt & Rfdg (XLCA Insd)                   5.250    06/01/23         2,064,442
  3,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
          (Escrowed to Maturity)                                                                5.500    03/01/32         3,260,160
  4,250   Colorado Hlth Fac Auth Rev Covenant Retirement Cmnty Inc                              5.000    12/01/35         4,181,702
  2,700   Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran                              5.000    06/01/35         2,720,412
  2,250   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
          (Prerefunded @ 11/15/11)                                                              6.500    11/15/31         2,598,075
     95   Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                               7.250    05/01/27            95,801
     69   Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                               7.650    11/01/26            70,096
  1,500   Denver, CO City & Cnty Arpt Rev Ser D (AMT)                                           7.750    11/15/13         1,723,500
  6,160   E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA Insd)                                        5.000    09/01/21         6,352,192
  1,000   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg                                 5.500    12/01/30         1,037,030
                                                                                                                   ----------------
                                                                                                                         28,836,918
                                                                                                                   ----------------

          CONNECTICUT    1.1%
  5,000   Connecticut St Ser C (FGIC Insd) (a)                                                  5.000    04/01/22         5,300,450
  1,010   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
          Private Placement (c)                                                                 6.400    09/01/11         1,043,936
    990   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
          Private Placement (Prerefunded @ 09/01/07) (c)                                        6.400    09/01/11         1,038,381
                                                                                                                   ----------------
                                                                                                                          7,382,767
                                                                                                                   ----------------

          DISTRICT OF COLUMBIA    0.8%
  5,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)                      5.250    10/01/32         5,175,150
                                                                                                                   ----------------

          FLORIDA    5.7%
  2,500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                                           5.250    10/01/21         2,590,600

    570   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                      5.950    07/01/20           604,325
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                        5.000    11/15/35         1,015,790
  3,980   Jacksonville, FL Port Auth (AMT) (MBIA Insd)                                          5.700    11/01/30         4,242,322
  2,780   Jacksonville, FL Port Auth (Prerefunded @ 11/01/10) (AMT) (MBIA Insd)                 5.700    11/01/30         3,008,016
  5,000   Jea, FL Wtr & Swr Sys Rev Ser C                                                       5.000    10/01/41         5,030,700
  3,000   Lake Cnty, FL Sch Brd Ctf Part (Prerefunded @ 07/01/12) (AMBAC Insd)                  5.375    07/01/17         3,251,610
 11,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)                    5.375    10/01/32        11,990,590
  5,000   Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)                                  5.125    10/01/33         5,225,150
                                                                                                                   ----------------
                                                                                                                         36,959,103
                                                                                                                   ----------------

          GEORGIA    4.3%
  2,000   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                                             5.000    11/01/21         2,118,280
  5,000   Clayton Cnty & Clayton Cnty GA Wtr Auth Wtr & Swr Rev                                 5.000    05/01/20         5,337,250
  5,000   Georgia Muni Elec Auth Pwr Rev Ser B (Escrowed to Maturity) (FGIC Insd)               5.700    01/01/19         5,734,650
  2,000   Georgia St Rd & Twy Auth Rev                                                          5.000    10/01/19         2,144,060
  2,210   Marietta, GA Dev Auth Rev First Mtg Life College Ser B (FSA Insd) (b)                 5.375    09/01/09         2,257,471
  2,205   Municipal Elec Auth GA Comb Cycle Proj Ser A (MBIA Insd)                              5.000    11/01/20         2,331,435
  6,740   Municipal Elec Auth GA Comb Turbine Proj Ser A (MBIA Insd)                            5.250    11/01/20         7,277,111
  1,000   Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC Ser A                           5.250    02/01/35         1,026,660
                                                                                                                   ----------------
                                                                                                                         28,226,917
                                                                                                                   ----------------

          HAWAII    1.7%
 10,430   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc Ser A
          (AMT) (MBIA Insd)                                                                     5.650    10/01/27        11,262,940
                                                                                                                   ----------------

          ILLINOIS    11.4%
  3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                                            *      01/01/32           930,975
  1,710   Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd) (b)                                   *      01/01/29           576,920
  6,000   Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd) (d)                             0/5.750    01/01/29         6,415,560
  6,000   Chicago, IL O'Hare Intl Arpt Rev Rols RR II R 494-1 (Acquired 12/16/05,
          Cost $6,734,122) (Variable Rate Coupon) (MBIA Insd) (e)                               7.366    01/01/24         6,919,800
    110   Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA Collateralized)                   7.000    09/01/27           110,394
      5   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)                   7.625    09/01/27             5,018
  4,500   Cook Cnty, IL Ser A (FGIC Insd)                                                       5.500    11/15/31         4,828,140
  3,345   Cook Cnty, IL Sch Dist No. 100 Berwyn South Ser D (FSA Insd)                          5.500    12/01/23         3,713,786
  1,000   Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac Ser A                             7.375    07/01/25         1,096,240
  2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                                     5.500    08/15/43         2,659,175
  1,335   Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj A (AMT)                    5.050    08/01/29         1,322,317

  1,325   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A                       5.125    06/01/35         1,333,838
  3,180   Illinois Hlth Fac Auth Rev Children's Mem Hosp (MBIA Insd)                            6.250    08/15/13         3,580,203
  1,485   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser A Rfdg (FSA Insd)                     6.750    04/15/17         1,775,392
    825   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA Insd)                          6.750    04/15/17           986,329
  1,000   Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser A
          (Prerefunded @ 10/01/07) (MBIA Insd)                                                  5.750    10/01/17         1,057,880
  8,000   Illinois St First Ser (FSA Insd)                                                      5.250    12/01/19         8,644,400
  3,400   Illinois St First Ser (FSA Insd)                                                      5.250    04/01/27         3,610,188
  2,070   Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (FSA Insd)                         5.400    09/01/16         2,263,359
    275   Peoria, Moline & Freeport, IL Coll Mtg Ser A (AMT) (GNMA Collateralized)              7.600    04/01/27           276,677
  5,000   Regional Trans Auth IL Ser A (AMBAC Insd)                                             8.000    06/01/17         6,708,150
  5,005   Will Cnty, IL Cmnty Sch Dist (FGIC Insd)                                              5.000    01/01/23         5,290,535
 10,000   Will Cnty, IL Sch Dist No. 122 Ser B Rfdg (FGIC Insd)                                 5.250    11/01/20        10,718,000
                                                                                                                   ----------------
                                                                                                                         74,823,276
                                                                                                                   ----------------

          INDIANA    2.9%
  2,805   Dekalb Eastn High Sch Bldg Corp Ind First Mtg (FSA Insd)                              6.000    01/15/18         3,139,805
  4,000   East Chicago, IN Elementary Sch Bldg Corp First Mtg Ser A                             6.250    07/05/08         4,185,720
  1,660   Indiana Hlth & Ed Fac Fin Auth Hosp Rev Clarian Hlth Oblig Ser A                      5.000    02/15/36         1,658,689
  3,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)                 7.000    08/15/15         3,531,540
  1,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                                5.950    08/01/30         1,535,940
  2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                                      5.950    12/01/29         2,066,660
  2,850   Southwest Parke Cmnty Sch Bldg First Mtg (FGIC Insd) (b)                              5.250    07/15/21         3,081,078
                                                                                                                   ----------------
                                                                                                                         19,199,432
                                                                                                                   ----------------

          IOWA    0.6%
  1,500   Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd Ser C                         5.375    06/01/38         1,468,365
  2,500   Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd Ser C                         5.500    06/01/42         2,474,575
                                                                                                                   ----------------
                                                                                                                          3,942,940
                                                                                                                   ----------------

          KANSAS    1.2%
  3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (b)                             5.250    10/01/20         3,687,867
  3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (b)                             5.250    10/01/21         3,875,208
                                                                                                                   ----------------
                                                                                                                          7,563,075
                                                                                                                   ----------------

          KENTUCKY    0.1%
    500   Mount Sterling, KY Lease Rev KY League Cities Fdg Ser B                               6.100    03/01/18           586,740
                                                                                                                   ----------------

          LOUISIANA    5.3%
  5,000   Lafayette, LA Util Rev (MBIA Insd)                                                    5.250    11/01/21         5,352,400
  2,500   Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj Ser A
          (AMBAC Insd)                                                                          5.375    10/01/31         2,648,300
  5,970   Louisiana Loc Govt Environment Southeastn LA Student Hsg Ser A
          (MBIA Insd) (b)                                                                       5.250    08/01/24         6,372,438
  1,400   Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement Ser A                             6.700    12/01/25         1,422,470
  8,065   Louisiana St Office Fac Corp LA St Cap Complex Pgm (MBIA Insd) (b)                    5.000    11/01/20         8,452,201
  6,000   New Orleans, LA Rfdg (MBIA Insd)                                                      5.125    09/01/21         6,248,880
  4,000   New Orleans, LA Rfdg (FGIC Insd)                                                      5.500    12/01/21         4,399,040
                                                                                                                   ----------------
                                                                                                                         34,895,729
                                                                                                                   ----------------

          MARYLAND    2.6%
  3,000   Baltimore, MD Convention Ctr Hotel Rev Ser A (XLCA Insd) (f)                          5.250    09/01/25         3,257,460
  5,000   Maryland St Econ Dev Corp MD Aviation Admin Fac (AMT) (FSA Insd)                      5.375    06/01/20         5,358,400
  1,000   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj                     5.625    06/01/35         1,042,260
  2,000   Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art                      5.000    06/01/40         2,007,560
  1,200   Maryland St Hlth & Higher Ed Fac Auth Rev Union Hosp Cecil Cnty Issue                 5.000    07/01/40         1,223,340
  4,000   Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt Ser B (AMT) (AMBAC Insd)           5.125    03/01/24         4,173,840
                                                                                                                   ----------------
                                                                                                                         17,062,860
                                                                                                                   ----------------

          MASSACHUSETTS    5.6%
  1,200   Massachusetts Bay Tran Auth MA Gen Tran Sys Ser A Rfdg                                6.250    03/01/12         1,362,624
  3,500   Massachusetts Bay Tran Auth MA Sales Tax Rev Ser A                                    5.000    07/01/35         3,618,090
  2,500   Massachusetts Bay Trans Auth Ser A                                                    5.000    07/01/32         2,576,625
  2,000   Massachusetts Muni Whsl Elec Co Proj No. 6-A (MBIA Insd)                              5.250    07/01/16         2,167,540
  3,600   Massachusetts St Dev Fin Agy Rev Boston Univ Ser T-1 (AMBAC Insd)                     5.000    10/01/35         3,735,324
  2,500   Massachusetts St Dev Fin Agy Rev Western New England Ser A                            5.000    09/01/33         2,577,675
  1,750   Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth                    6.000    07/01/31         1,864,135
  2,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A                       6.000    10/01/23         2,001,740
  6,750   Massachusetts St Hlth & Ed Fac Auth Rev UMass Mem Issue Ser D                         5.000    07/01/33         6,694,920
    925   Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)                       6.900    12/01/29           951,224
    925   Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)                       6.950    12/01/35           951,631
  2,995   Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm Bds Ser 10                         5.000    08/01/21         3,183,505
  5,000   Massachusetts St Wtr Res Auth Gen Ser J (FSA Insd)                                    5.000    08/01/32         5,146,650
                                                                                                                   ----------------
                                                                                                                         36,831,683
                                                                                                                   ----------------

          MICHIGAN    4.0%
  3,000   Detroit, MI City Sch Dist Sch Bldg & Site Impt Ser A
          (Prerefunded @ 05/01/13) (FGIC Insd)                                                  5.375    05/01/24         3,308,370

  3,185   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser A (MBIA Insd) (b)                          5.250    07/01/20         3,460,566
  2,790   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg (MBIA Insd) (b)                     5.250    07/01/19         3,031,391
  2,000   Grand Rapids, MI Wtr Supply (FGIC Insd)                                               5.750    01/01/15         2,189,760
  4,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                                       6.000    07/01/35         4,277,160
  1,480   Michigan St Hsg Dev Auth Multi-Family Rev Ltd Oblig Ser A Rfdg
          (GNMA Collateralized)                                                                 6.600    04/01/30         1,505,441
  2,075   South Lyon, MI Cmnty Sch Bldg & Site (FGIC Insd)                                      5.250    05/01/18         2,245,461
  2,285   Taylor, MI Bldg Auth (AMBAC Insd) (b)                                                 6.000    03/01/13         2,599,850
  3,090   Troy, MI Downtown Dev Auth Dev Rfdg (MBIA Insd)                                       5.500    11/01/15         3,376,690
                                                                                                                   ----------------
                                                                                                                         25,994,689
                                                                                                                   ----------------

          MINNESOTA    1.0%
  1,065   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Benedictine Hlth Sys
          Saint Marys                                                                           5.250    02/15/33         1,091,274
  1,175   Maple Grove, MN Hlthcare Fac Rev North Mem Hlthcare                                   5.000    09/01/35         1,201,167
  2,200   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                                6.000    11/15/30         2,357,036
  1,000   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                                6.000    11/15/35         1,071,380
  1,000   Stillwater, MN Hlthcare Rev Hlth Sys Oblig Group                                      5.000    06/01/25         1,024,290
                                                                                                                   ----------------
                                                                                                                          6,745,147
                                                                                                                   ----------------

          MISSISSIPPI    1.1%
  1,900   Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition Ser A2                      5.000    07/01/24         2,044,039
          (AMBAC Insd)
  1,550   Mississippi Dev Bk Spl Oblig Madison Cnty Hosp Proj (Prerefunded @ 07/01/09)          6.400    07/01/29         1,716,532
  2,595   Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (MBIA Insd) (b)                   5.250    07/01/32         2,697,399
    595   Mississippi Home Corp Single Family Rev Mtg Ser C (AMT) (GNMA Collateralized)         7.600    06/01/29           615,944
                                                                                                                   ----------------
                                                                                                                          7,073,914
                                                                                                                   ----------------

          MISSOURI    5.7%
  2,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO
          Hosp Assoc                                                                            5.625    06/01/27         2,067,540
  1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj          5.500    02/01/35         1,299,562
  2,000   Curators Univ MO Sys Fac Rev Ser B Rfdg (b)                                           5.000    11/01/20         2,123,540
  2,500   Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj Ser C           5.000    03/01/26         2,547,825
  2,195   Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj (b)                         5.000    11/01/16         2,339,936
  4,500   North Kansas City, MO Sch Dist No. 74 MO Direct Deposit Impt & Rfdg                   5.000    03/01/25         4,739,850
  4,000   Platte Cnty, MO Indl Dev Auth Trans Rev                                               4.500    12/01/24         4,011,560
  3,000   Platte Cnty, MO Neighborhood Impt Parkville Ser B (MBIA Insd)                         5.000    02/01/25         3,154,230
  1,500   Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser H (AMT) (Escrowed to Maturity)              5.400    07/01/18         1,664,280
  9,855   Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A (Prerefunded @ 07/01/11)
          (MBIA Insd)                                                                           5.250    07/01/31        10,681,243

  2,380   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd) (b)                           5.375    07/01/19         2,571,185
                                                                                                                   ----------------
                                                                                                                         37,200,751
                                                                                                                   ----------------

          NEBRASKA    0.7%
  4,260   University NE Univ Rev Lincoln Student Fees & Fac Ser B                               5.000    07/01/23         4,434,404
                                                                                                                   ----------------

          NEVADA    4.3%
  8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                                  5.000    07/01/36         8,229,360
  2,500   Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj                                 5.375    05/15/33         2,610,000
  7,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
          (AMBAC Insd)                                                                          5.250    07/01/34         7,272,230
  4,375   Las Vegas Vly, NV Wtr Dist Ser B Rfdg (MBIA Insd)                                     5.000    06/01/27         4,532,150
    175   Nevada Hsg Div Single Family Pgm Mezz B (AMT) (FHA/VA Gtd)                            6.550    10/01/12           175,721
  5,000   Reno, NV Lien Trans Proj (AMBAC Insd)                                                 5.250    06/01/41         5,228,150
                                                                                                                   ----------------
                                                                                                                         28,047,611
                                                                                                                   ----------------

          NEW HAMPSHIRE    0.5%
  1,000   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                                   7.000    07/01/30         1,063,850
  1,400   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                                5.500    07/01/34         1,463,686
  1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMT)
          (AMBAC Insd)                                                                          6.300    05/01/22         1,051,270
                                                                                                                   ----------------
                                                                                                                          3,578,806
                                                                                                                   ----------------

          NEW JERSEY    7.4%
  5,000   Essex Cnty, NJ Auth Rev Cnty Gtd Proj Consldtn Impt & Rfdg (MBIA Insd)                5.125    10/01/20         5,360,950
  1,900   New Jersey Econ Dev Auth Rev Cig Tax                                                  5.750    06/15/29         2,006,362
  1,000   New Jersey Econ Dev Auth Rev Cig Tax                                                  5.500    06/15/31         1,034,840
  5,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser I (Prerefunded @ 09/01/14)            5.000    09/01/23         5,444,200
  2,210   New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Ser B (AMT)
          (FGIC Insd)                                                                           5.375    05/01/32         2,305,052
  4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co Inc Ser A (AMT) (FGIC Insd)                   5.250    07/01/38         4,534,092
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A                     5.375    07/01/33         1,030,760
  2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
          (Escrowed to Maturity) (FSA Insd)                                                     6.750    07/01/19         3,075,250
 10,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                       5.250    09/01/20        10,804,000
  2,000   New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                                   5.000    01/01/35         2,073,180
 10,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec &
          Gas Ser A (AMT) (MBIA Insd)                                                           5.450    02/01/32        10,758,385
                                                                                                                   ----------------
                                                                                                                         48,427,071
                                                                                                                   ----------------

          NEW MEXICO    0.2%
  1,500   Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03,
          Cost $1,514,910) (e)                                                                  5.000    09/01/18         1,554,480
                                                                                                                   ----------------

          NEW YORK    10.4%
  1,000   Erie Cnty, NY Tob Asset Securitization Corp Asset Bkd Ser A                           5.000    06/01/38           975,660
  7,000   Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                                     5.250    11/15/31         7,471,100
  5,000   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg (AMBAC Insd)                       5.000    07/01/30         5,167,350
  3,250   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (AMBAC Insd)                        5.000    02/15/11         3,457,155
  5,000   New York City Ser H (MBIA Insd)                                                       5.250    03/15/14         5,407,400
  5,000   New York City Sub Ser F-1                                                             5.000    09/01/25         5,210,500
  6,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser A Rfdg (d)         5.500/14.000    11/01/26         6,545,640
  8,240   New York City Transitional Fin Auth Rev Future Tax Secd Ser C Rfdg
          (AMBAC Insd)                                                                          5.250    08/01/18         8,915,021
  7,575   New York St Dorm Auth Rev City Univ Sys Cons Ser A                                    5.625    07/01/16         8,521,421
  1,520   New York St Dorm Auth Rev Insd John T Mather Mem Hosp
          (Connie Lee Insd) (b)                                                                 6.500    07/01/09         1,663,792
  3,845   New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg                                     5.750    02/15/20         4,250,455
  2,310   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser A
          (AMBAC Insd)                                                                          5.375    11/01/13         2,313,835
  5,000   New York St Urban Dev Corp Rev St Fac Rfdg                                            5.700    04/01/20         5,715,400
  2,150   Westchester Tob Asset Securitization Corp NY                                          5.125    06/01/38         2,123,082
                                                                                                                   ----------------
                                                                                                                         67,737,811
                                                                                                                   ----------------

          NORTH CAROLINA    0.6%
  1,950   Forsyth Cnty, NC Ctf Partn (b)                                                        5.000    02/01/24         2,031,764
  1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                                   6.700    01/01/19         1,649,385
                                                                                                                   ----------------
                                                                                                                          3,681,149
                                                                                                                   ----------------

          OHIO    3.3%
  3,000   Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                                      5.250    06/01/18         3,249,150
  3,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                        7.500    01/01/30         3,506,927
  1,000   Dayton, OH Arpt Rev James M Cox Dayton Ser C Rfdg (AMT) (Radian Insd)                 5.250    12/01/27         1,028,700
  3,540   Franklin Cnty, OH Hosp Rev Doctor's Hosp Proj Impt & Rfdg
          (Escrowed to Maturity)                                                                5.875    12/01/23         3,544,673
  1,165   Marion Cnty, OH Rev Cmnty Hosp Impt & Rfdg (Escrowed to Maturity)                     6.100    05/15/06         1,173,912
  5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt & Rfdg
          (Connie Lee Insd) (b)                                                                 6.250    12/01/10         5,347,769
  1,740   Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac Contract (FGIC Insd)                   *      12/01/11         1,398,803
  1,220   Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C (AMT) (b)            6.600    11/15/15         1,288,893
    740   Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd Ser A (AMT)                           6.000    05/15/11           775,527
                                                                                                                   ----------------
                                                                                                                         21,314,354
                                                                                                                   ----------------

          OKLAHOMA    1.6%
  1,500   Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded @ 07/01/10)
          (MBIA Insd)                                                                           6.100    07/01/30         1,673,160

  2,755   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @ 11/01/09)
          (AMBAC Insd) (b)                                                                      6.250    11/01/22         3,075,048
  2,785   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr Proj Rfdg
          (Escrowed to Maturity) (Connie Lee Insd) (b)                                          6.250    06/01/06         2,812,042
  2,960   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr Proj Rfdg
          (Escrowed to Maturity) (Connie Lee Insd) (b)                                          6.250    06/01/07         3,069,609
                                                                                                                   ----------------
                                                                                                                         10,629,859
                                                                                                                   ----------------

          OREGON    3.0%
  2,010   Emerald Peoples Util Dist OR Rfdg (FGIC Insd) (b)                                     7.350    11/01/09         2,280,204
  2,060   Multnomah Cnty, OR Sch Dist No. 007 Reynolds (MBIA Insd)                              5.000    06/01/30         2,140,113
  5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                                      5.250    07/01/22         5,377,350
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                           5.250    11/01/18         5,372,350
    635   Oregon St Vets Welfare Ser 76A                                                        6.050    10/01/28           637,432
  3,580   Yamhill Cnty, OR Sch Dist No. 029J Newburg (Prerefunded @ 06/15/12)
          (MBIA Insd)                                                                           5.250    06/15/21         3,914,587
                                                                                                                   ----------------
                                                                                                                         19,722,036
                                                                                                                   ----------------

          PENNSYLVANIA    1.6%
  2,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                                    5.000    12/01/33         2,134,640
  4,535   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                            6.250    01/15/17         5,010,585
  1,905   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                            6.250    01/15/18         2,101,177
  1,370   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty College Ser B Rfdg
          (MBIA Insd) (b)                                                                       6.500    05/01/08         1,459,776
                                                                                                                   ----------------
                                                                                                                         10,706,178
                                                                                                                   ----------------

          SOUTH CAROLINA    3.6%
  6,250   Charleston Ed Excellence Fin Corp SC Rev Rols RR II R 471
          (Acquired 12/06/05, Cost $6,834,905) (Variable Rate Coupon) (e)                       7.366    12/01/26         6,987,563
  3,115   Greenville, SC Impt & Rfdg (MBIA Insd) (b)                                            5.250    04/01/21         3,362,923
  1,000   Newberry Invtg in Newberry Cnty Sch Dist Proj                                         5.000    12/01/30         1,006,960
  1,015   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd) (b)                             5.000    01/01/11         1,078,143
  6,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A
          (AMBAC Insd)                                                                          5.200    11/01/27         6,924,970
  3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B (AMT)
          (AMBAC Insd)                                                                          5.450    11/01/32         3,945,750
                                                                                                                   ----------------
                                                                                                                         23,306,309
                                                                                                                   ----------------

          SOUTH DAKOTA    0.4%
  1,375   Deadwood, SD Ctf Partn (ACA Insd)                                                     6.375    11/01/20         1,505,213
  1,000   South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp Rfdg                       6.125    11/01/29         1,062,630
                                                                                                                   ----------------
                                                                                                                          2,567,843
                                                                                                                   ----------------

          TENNESSEE    4.1%
  2,130   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Ser A Rfdg            5.000    10/01/25         2,107,507

  2,595   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Ser A Rfdg (f)        5.125    10/01/35         2,575,252
  1,270   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt & Rfdg               8.000    07/01/33         1,506,550
  7,050   Hallsdale Powell Util Dist Knox Cnty TN Wtr & Swr Rev Impt Ser B (FGIC Insd)          5.000    04/01/34         7,278,702
 12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Ser A Rfdg
          (MBIA Insd)                                                                             *      07/01/26         4,765,011
  2,750   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Ser A (f)           5.500    07/01/36         2,862,723
  4,800   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Ser A Rfdg
          (MBIA Insd)                                                                           7.500    07/01/25         5,912,688
                                                                                                                   ----------------
                                                                                                                         27,008,433
                                                                                                                   ----------------

          TEXAS    13.5%
  2,335   Beaumont, TX Wtrwks & Swr Sys (Prerefunded @ 09/01/10) (FGIC Insd)                    6.250    09/01/14         2,604,459
  2,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                                5.375    01/01/32         2,058,980
  3,565   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser C Rfdg (AMT)              5.750    05/01/36         3,775,335
    795   Brownsville, TX Util Sys Rev (Escrowed to Maturity) (a)                               7.375    01/01/10           867,083
  8,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT) (FGIC Insd)            5.500    11/01/31         8,369,840
  2,345   Denton Cnty, TX Perm Impt (Prerefunded @ 07/15/10) (b)                                5.500    07/15/19         2,514,778
  2,145   Granbury, TX Indpt Sch Dist Rfdg (PSF Gtd)                                            5.000    08/01/29         2,229,685
  1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A
          (Prerefunded @ 06/01/11)                                                              6.375    06/01/29         1,138,020
  5,000   Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA Insd)                                       5.125    08/15/32         5,178,400
  2,760   Houston, TX Arpt Sys Rev (Escrowed to Maturity)                                       9.500    07/01/10         3,151,285
  4,655   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                                          5.500    07/01/15         5,072,693
  3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                              5.625    07/01/30         3,177,420
  5,000   Houston, TX Util Sys Rev Comb First Lien Ser A (FSA Insd)                             5.250    05/15/20         5,409,450
  3,920   Lower Colorado Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj
          (FGIC Insd)                                                                           5.000    05/15/33         3,993,539
  5,000   Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMT) (AMBAC Insd)            5.125    11/01/28         5,312,000
  2,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr Ser A
          (Prerefunded @ 02/15/10)                                                              7.625    02/15/28         2,310,420
  1,500   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr                      5.625    02/15/35         1,539,300
  3,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                        7.250    01/01/31         3,617,285
  3,645   Midlothian, TX Ind Sch Dist Sch Bldg Rfdg (PSF Gtd) (b)                               5.000    02/15/27         3,796,924
  3,325   North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj Ser A           5.125    05/15/29         3,387,144
  3,000   Prosper, TX Indpt Sch Dist (PSF Gtd)                                                  5.500    08/15/33         3,200,610
  5,055   San Antonio, TX Elec & Gas Rev Sys Rfdg                                               5.375    02/01/16         5,487,051
  1,990   Stafford, TX Econ Dev Corp (FGIC Insd) (b)                                            6.000    09/01/19         2,311,922
  3,960   Stafford, TX Econ Dev Corp (FGIC Insd)                                                5.500    09/01/30         4,351,090
  3,510   Texas St Wtr Fin Assistance                                                           5.500    08/01/35         3,704,173
                                                                                                                   ----------------
                                                                                                                         88,558,886
                                                                                                                   ----------------

          UTAH    0.4%
  4,950   Intermountain Pwr Agy UT Pwr Supply Rev Ser A Rfdg (Escrowed to Maturity)
          (FGIC Insd)                                                                             *      07/01/17         2,877,336
                                                                                                                   ----------------

          VIRGINIA    1.5%
  2,000   Fairfax Cnty, VA Ctf Partn                                                            5.300    04/15/23         2,138,640
  1,130   Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)                               5.000    07/15/14         1,222,423
  1,245   Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)                               5.000    07/15/16         1,353,726
  1,465   Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)                               5.000    07/15/17         1,592,089
  1,660   Tobacco Settlement Fin Corp VA                                                        5.625    06/01/37         1,688,784
  1,520   Tobacco Settlement Fin Corp VA Asset Bkd                                              5.500    06/01/26         1,543,712
                                                                                                                   ----------------
                                                                                                                          9,539,374
                                                                                                                   ----------------

          WASHINGTON    5.1%
  5,000   Clark Cnty, WA Sch Dist 114 (FSA Insd)                                                5.250    06/01/19         5,415,050
  1,370   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                                          5.900    12/01/14         1,458,803
  3,630   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                                          5.900    12/01/14         3,865,297
  2,245   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                                          6.625    12/01/15         2,418,808
  1,280   Pierce Cnty, WA Sch Dist No. 343 Dieringer Impt & Rfdg (FSA Insd)                     5.000    12/01/20         1,353,613
    700   Quinault Indian Nation, WA Quinault Beach Ser A Impt & Rfdg (ACA Insd)                5.800    12/01/15           735,105
  3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)                      5.250    09/01/33         3,168,240
  4,000   Washington St Pub Pwr Supply Ser A Rfdg (FGIC Insd)                                   7.000    07/01/08         4,325,920
 10,000   Washington St Pub Pwr Supply Ser A Rfdg (AMBAC Insd)                                  5.700    07/01/09        10,299,900
                                                                                                                   ----------------
                                                                                                                         33,040,736
                                                                                                                   ----------------

          WEST VIRGINIA    1.6%
  6,420   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev West PA Pwr Co Ser C
          (AMT) (AMBAC Insd)                                                                    6.750    08/01/24         6,501,598
  3,750   West Virginia Univ Rev Impt Univ Proj Ser C (FGIC Insd)                               5.000    10/01/34         3,898,125
                                                                                                                   ----------------
                                                                                                                         10,399,723
                                                                                                                   ----------------

          WISCONSIN    1.1%
  2,500   Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs (AMBAC Insd)                          5.125    08/01/21         2,645,475
  1,715   Wisconsin St Hlth & Ed Fac Auth Rev Bellin Mem Hosp (AMBAC Insd)                      6.625    02/15/08         1,769,640
  2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj
          (Prerefunded @ 11/15/09)                                                              6.250    11/15/28         2,950,686
                                                                                                                   ----------------
                                                                                                                          7,365,801
                                                                                                                   ----------------

          WYOMING    0.3%
  2,000   Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)                     5.600    12/01/35         2,034,780
                                                                                                                   ----------------

          PUERTO RICO    4.6%
 21,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd) (a)                 6.250    07/01/21        25,998,000


  4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed & Hlth Fac Ser M Rfdg (MBIA Insd)               5.600    07/01/08         4,208,560
                                                                                                                   ----------------
                                                                                                                         30,206,560
                                                                                                                   ----------------

TOTAL LONG-TERM INVESTMENTS    162.1%
   (Cost $1,005,886,257)                                                                                              1,060,883,568

Short-Term Investments    1.5%
   (Cost $9,625,000)                                                                                                      9,625,000
                                                                                                                   ----------------

TOTAL INVESTMENTS    163.6%
   (Cost $1,015,511,257)                                                                                              1,070,508,568

OTHER ASSETS IN EXCESS OF LIABILITIES    0.6%                                                                             3,987,238

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (64.2%)                                                          (420,127,735)
                                                                                                                   ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                   $    654,368,071
                                                                                                                   ================

               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b)            The Trust owns 100% of the outstanding bond issuance.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.


(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.4% of net assets applicable to common shares.

(f) All or a portion of these securities were purchased on a when-issued or delayed delivery basis.

ACA           - American Capital Access

AMBAC         - AMBAC Indemnity Corp.

AMT           - Alternative Minimum Tax

Connie Lee    - Connie Lee Insurance Co.

FGIC          - Financial Guaranty Insurance Co.

FHA/VA        - Federal Housing Administration/Department of Veterans Affairs

FSA           - Financial Security Assurance Inc.

GNMA          - Government National Mortgage Association

MBIA          - Municipal Bond Investors Assurance Corp.

PSF           - Public School Fund

Radian        - Radian Asset Assurance

XLCA          - XL Capital Assurance Inc.

              FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:


                                                                                      UNREALIZED
                                                                                     APPRECIATION/
                                                                  CONTRACTS          DEPRECIATION
SHORT CONTRACTS:
     U.S. Treasury Notes 5-Year Futures March 2006
     (Current Notional Value of $105,734 per contract)             2,199              $ 713,781
                                                                   =====              =========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust II

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006